Consolidated Statements of Operations and Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010
Consolidated Statements of Operations and Comprehensive Income (Loss) [Abstract]
Gain (loss) on derivative instruments, income tax	$ 0	$ 0	$ 0
Net actuarial loss and prior service cost, income tax	$ 0	$ 0	$ 0